Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Allowance for Loan Losses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 3,688	$ 1,702
Collectively evaluated for impairment	4,091	5,117
Allowance balance	7,779	6,819
Commercial and Industrial [Member] | End of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance	1,732	1,296	1,234
Commercial and Industrial [Member] | Beginning of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance		1,296	1,234	864
Charge-offs	(230)	(568)	(450)
Recoveries	71	76	40
Provision	595	554	780
Commercial and Industrial [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	1,189	595
Collectively evaluated for impairment	543	701
Real Estate Construction [Member] | End of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance	1,123	438	356
Real Estate Construction [Member] | Beginning of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance		438	356
Charge-offs	(135)	(6)
Provision	820	88	356
Real Estate Construction [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	933	237
Collectively evaluated for impairment	190	201
Residential Real Estate Mortgage [Member] | End of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance	2,872	3,731	3,392
Residential Real Estate Mortgage [Member] | Beginning of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance		3,731	3,392	2,816
Charge-offs	(785)	(1,862)	(1,433)
Recoveries	31	122
Provision	(105)	2,079	2,009
Residential Real Estate Mortgage [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	600	685
Collectively evaluated for impairment	2,272	3,046
Commercial Real Estate Mortgage [Member] | End of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance	1,991	1,306	1,143
Commercial Real Estate Mortgage [Member] | Beginning of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance		1,306	1,143	1,198
Charge-offs	(123)	(265)	(428)
Provision	808	428	373
Commercial Real Estate Mortgage [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	960	185
Collectively evaluated for impairment	1,031	1,121
Consumer Installment [Member] | End of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance	61	48	96
Consumer Installment [Member] | Beginning of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance		48	96	59
Charge-offs	(64)	(11)	(59)
Recoveries	27	27	34
Provision	50	(64)	62
Consumer Installment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	6
Collectively evaluated for impairment	55	48
End of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance	7,779	6,819	6,221
Beginning of Period [Member]
Ending allowance balance attributable to loans:
Allowance balance		6,819	6,221	4,937
Charge-offs	(1,337)	(2,712)	(2,370)
Recoveries	129	225	74
Provision	$ 2,168	$ 3,085	$ 3,580